Variable Interest Entity (Details) - Schedule of operating results of the VIEs - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of operating results of the VIEs [Abstract]
Operating revenues	$ 17,813,254	$ 37,596,460	$ 17,438,918
Income from operations	6,728,516	15,203,703	6,793,583
Net income	$ 7,314,651	$ 15,762,806	$ 6,948,599